Prepayments and deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Current assets
Security deposits	$ 1,163	$ 2,101
Prepayments	39,046	9,787
Prepayments and deposits	40,209	11,888
Non-current assets
Security deposits	23,106	17,459
Total prepayments and other assets	$ 63,315	$ 29,347